INITIAL PUBLIC OFFERING	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On February 9, 2022, pursuant to the Initial Public Offering, the Company sold 20,200,000 Units, which includes the partial exercise by the underwriter of its over-allotment option in the amount of 200,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, one redeemable warrant (each whole warrant, a “Public Warrant”), and one right to receive one-tenth of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. Each two Public Warrants entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

An aggregate of $10.10 per Unit sold in the IPO was held in the Trust Account and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company.

NOTE 3. INITIAL PUBLIC OFFERING

On February 9, 2022, pursuant to the Initial Public Offering, the Company sold 20,200,000 Units, which includes the partial exercise by the underwriter of its over-allotment option in the amount of 200,000 Units, at a price of $10.00 per Unit. Each Unit consists of one Class A ordinary share, one redeemable warrant (each whole warrant, a “Public Warrant”), and one right to receive one-tenth of one Class A ordinary share upon the consummation of the Company’s initial Business Combination. Each two Public Warrants entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

An aggregate of $10.10 per Unit sold in the IPO was held in the Trust Account and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company.